Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
19	Earnings per share

The following table sets forth the computation of basic and diluted net earnings per share for the years indicated:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Net income (numerator) - basic and diluted
Income from continuing operations	2,616,036	34,170,628	41,626,752	6,606,475

Net income (loss)	(4,199,598)	1,964,724	41,626,752	6,606,475

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net earnings per share	18,541,289	18,560,014	19,213,305	19,213,305

Incremental weighted average
common shares from assumed exercise of unit purchase options (“UPOs”) (note 21)	42,937	-	-	-
restricted shares granted (note 24)	-	389,345	54,193	54,193

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Weighted average common share outstanding used in computing diluted net earnings per share for continuing operations	18,584,226	18,949,359	19,267,498	19,267,498

For whole operations	18,584,226	18,949,359	19,267,498	19,267,498

Earnings per share from continuing operations
- basic	0.14	1.84	2.17	0.34

- diluted	0.14	1.80	2.16	0.34

Loss per share from discontinued operation
- basic	(0.37)	(1.74)	-	-

- diluted	(0.37)	(1.74)	-	-

Earnings (loss) per share
- basic	(0.23)	0.11	2.17	0.34
- diluted	(0.23)	0.10	2.16	0.34

No diluted loss per share for the year December 31, 2011 has been presented as the UPOs have expired.